Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2022	2021

Final dividend on common shares	237	184

Earnings to be retained	-	1,795

To be deducted from retained earnings	(1,670)	-

Net result attributable to owners of Aegon N.V.	(1,433)	1,980